GUIDESTONE FUNDS

Supplement dated June 2, 2014

to

Prospectus dated May 1, 2014

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        SUB-ADVISER CHANGES FOR THE

            GLOBAL NATURAL RESOURCES EQUITY FUND

RS Investment Management Co. LLC (“RS Investments”) has been terminated as sub-adviser to the Global Natural Resources Equity Fund. All references herein to RS Investments are deleted in their entirety.

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Global Natural Resources Equity Fund on page 121, the following disclosure is added:

SailingStone Capital Partners LLC
MacKenzie B. Davis, CFA Managing Member	Since June 2014
Kenneth L. Settles, Jr., CFA Managing Member	Since June 2014

Under the heading “Sub-Advisers,” the following disclosure pertaining to SailingStone Capital Partners LLC, on page 149, is added:

SailingStone Capital Partners LLC (“SailingStone”), One California Street, Suite 3050, San Francisco, California 94111: SailingStone is a Delaware limited liability company that provides investment advisory services to institutional investors. The firm is independently owned and was founded in 2014. As of June 2, 2014, the firm had assets under management of $8.1 billion. The portion of the Global Natural Resources Equity Fund assigned to SailingStone is team managed. MacKenzie B. Davis, CFA, and Kenneth L. Settles, Jr., CFA, are jointly responsible for the day-to-day management of the portfolio account. Messrs. Davis and Settles each hold the title of Managing Member, and prior to SailingStone, Messrs. Davis and Settles were Investment Analysts at RS Investment Management Co. LLC for more than five years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated June 2, 2014

to

Statement of Additional Information (“SAI”) dated May 1, 2014

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I.        SUB-ADVISER CHANGES FOR THE

            GLOBAL NATURAL RESOURCES EQUITY FUND

RS Investment Management Co. LLC (“RS Investments”) has been terminated as sub-adviser to the Global Natural Resources Equity Fund. All references herein to RS Investments are deleted in their entirety.

In the section entitled “Control Persons of Sub-Advisers” under the sub-heading for the Global Natural Resources Equity Fund, on page 57, the following paragraph is added:

SailingStone Capital Partners LLC (“SailingStone”), One California Street, Suite 3050, San Francisco, California 94111: SailingStone is wholly-owned and operated by seven active partners. MacKenzie B. Davis, CFA, and Kenneth L. Settles, CFA, each hold more than 25% but less than 50% of the ownership interest in SailingStone.

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The “Other Accounts Managed” chart, beginning on page 59, is amended to include information for SailingStone Capital Partners LLC. This information is as of June 2, 2014.

Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
SailingStone Capital Partners LLC*	1	$5,038	N/A	N/A	64	$3,106	N/A	N/A	N/A	N/A	6	$207
MacKenzie B. Davis, CFA
Kenneth L. Settles, Jr., CFA

*

The Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

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In the section entitled “Portfolio Manager Compensation,” beginning on page 67, the following disclosure pertaining to SailingStone Capital Partners LLC, which is current as of June 2, 2014, is added:

SailingStone Capital Partners LLC (“SailingStone”). The investment team at SailingStone is comprised of partners in the firm, and all partners have the same base salary. In addition to base salary, investment professionals have the opportunity to earn into a bonus pool, can earn further equity, and are provided with a competitive benefits package. The annual bonus pool is determined by the overall success of the business. Individual awards are determined based on accuracy of forecasts of company specific net asset value, breadth of coverage across respective commodity segments, relative returns of individual positions versus industry peers in periods of negative performance, absolute returns of the portfolio, and total profit and loss for the business. Equity grants are earned over a long, multi-year time frame and reflect long-term value creation for the overall franchise.

In Appendix B – Description of Proxy Voting Procedures, the following disclosure is added:

SailingStone Capital Partners LLC (“SailingStone”). The guiding principle by which SailingStone votes on all matters submitted to security holders is to act in a manner consistent with the best interest of the firm’s clients, without subrogating the clients’ interests to those of SailingStone. SailingStone does not permit voting decisions to be influenced in any manner that is contrary to, dilutive of, this guiding principle. The firm’s policies and procedures are designed to ensure that material conflicts of interest on the part of SailingStone or its affiliates do not affect voting decisions on behalf of the firm’s clients.

Certain aspects of the administration of the proxy voting policies and procedures are governed by a Proxy Policy Committee (the “Committee”), which is currently comprised of four members. The members of this Committee are SailingStone’s chief executive officer, general counsel and chief compliance officer and a member from outside counsel. The Committee meets to consider special votes, where a material conflict of interest has been identified, and at such other times as the chairman of the Committee shall determine. In addition, the Committee will hold regular meetings throughout the year.

SailingStone has retained a proxy service voting provider to vote proxies for the accounts of the firm’s advisory clients. SailingStone has adopted proxy voting guidelines that set forth how the firm plans to vote on specific matters presented for shareholder vote. The indicated vote in the proxy voting guidelines is the governing position on any matter specifically addressed by the proxy voting guidelines, and for any such matter, absent prior instructions to the contrary from SailingStone, the proxy voting service provider will automatically vote in accordance with the proxy voting guidelines. The Committee reviews the proxy voting guidelines at least once each calendar year and in connection with such review may recommend any changes to the proxy voting guidelines.

SailingStone reserves the right to override the proxy voting guidelines when it considers that such an override would be in the best interests of clients, taking into consideration all relevant facts and circumstances at the time of the vote. If it is determined that a material conflict of interest exists with respect to a relevant shareholder vote, the Committee will hold a special meeting to consider, as applicable, the following: a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material; data regarding client holdings in the relevant issue; information pertinent to the decision by the chief compliance officer or the Committee as the presence of a material conflict of interest, together with relevant materials; the vote indicated by the proxy voting guidelines, together with relevant information provided by the proxy voting service provider; and the rationale for the request for an override of the proxy voting guidelines, together with all relevant information, as provided by the chief compliance officer, portfolio manager or analyst, as the case may be. After review, the Committee will arrive at a decision based on the guiding principle of acting in a manner consistent with the best interest of SailingStone’s clients. The Committee may vote to authorize an override of the proxy voting guidelines with respect to such a vote, notwithstanding the presence of a material conflict of interest, only if the Committee determines that such an override would be in the best interests of the clients in question.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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